STATEMENT OF INVESTMENTS
Dreyfus Strategic Value Fund

May 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.4%
Automobiles & Components - .9%
General Motors	390,742		13,027,338
Banks - 13.7%
Bank of America	1,625,170		43,229,522
Citigroup	723,940		44,992,871
JPMorgan Chase & Co.	587,071		62,206,043
U.S. Bancorp	416,546		20,910,609
Wells Fargo & Co.	470,586		20,879,901
			192,218,946
Capital Goods - 6.5%
General Electric	1,007,036		9,506,420
Harris	98,293		18,399,467
Honeywell International	171,063		28,107,362
Quanta Services	278,367		9,676,037
United Technologies	201,389		25,435,431
			91,124,717
Consumer Durables & Apparel - 1.6%
Lennar, Cl. A	277,802		13,795,647
PVH	97,773		8,329,282
			22,124,929
Diversified Financials - 7.4%
American Express	60,962		6,992,951
Ameriprise Financial	125,386		17,332,107
Capital One Financial	79,382		6,816,532
Goldman Sachs Group	81,699		14,909,251
LPL Financial Holdings	86,246		6,918,654
Morgan Stanley	409,162		16,648,802
Raymond James Financial	126,087		10,412,264
Voya Financial	473,702	[a]	24,125,643
			104,156,204
Energy - 10.2%
Apergy	346,351	[b]	10,740,345
Concho Resources	72,833		7,138,362
ConocoPhillips	240,044		14,152,994
Hess	553,776		30,933,927
Marathon Petroleum	578,240		26,593,258
Occidental Petroleum	135,656		6,751,599
Phillips 66	340,870		27,542,296
Pioneer Natural Resources	49,536		7,032,131

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Energy - 10.2% (continued)
Valero Energy	177,191		12,474,246
			143,359,158
Food, Beverage & Tobacco - 4.2%
Archer-Daniels-Midland	204,335		7,830,117
Conagra Brands	984,799		26,363,069
Mondelez International, Cl. A	137,263		6,979,824
PepsiCo	136,364		17,454,592
			58,627,602
Health Care Equipment & Services - 5.6%
Anthem	32,159		8,939,559
Boston Scientific	277,661	[b]	10,664,959
Cigna	47,807		7,076,392
CVS Health	137,409		7,196,109
Humana	27,957		6,845,551
Medtronic	406,022		37,589,517
			78,312,087
Household & Personal Products - 1.4%
Colgate-Palmolive	283,566		19,741,865
Insurance - 9.9%
American International Group	631,100		32,230,277
Assurant	208,277		20,819,369
Berkshire Hathaway, Cl. B	327,078	[b]	64,571,739
Hartford Financial Services Group	418,963		22,062,592
			139,683,977
Materials - 9.9%
CF Industries Holdings	749,297		30,151,711
Dow	233,303		10,909,248
DowDuPont	230,787		7,043,619
Freeport-McMoRan	779,110		7,565,158
Martin Marietta Materials	133,230	[a]	28,044,915
Mosaic	620,275		13,317,304
Newmont Mining	438,176		14,499,244
Vulcan Materials	224,537		28,046,917
			139,578,116
Media & Entertainment - 3.0%
Alphabet, Cl. A	12,858	[b]	14,227,377
Comcast, Cl. A	338,022		13,858,902
Omnicom Group	180,133	[a]	13,935,089
			42,021,368
Pharmaceuticals Biotechnology & Life Sciences - 4.2%
Bristol-Myers Squibb	155,438		7,052,222
Merck & Co.	380,955		30,175,446
Pfizer	545,446		22,646,918
			59,874,586

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Retailing - .5%
Target	89,265		7,181,369
Semiconductors & Semiconductor Equipment - 4.5%
Broadcom	58,785		14,792,657
Microchip Technology	98,819	[a]	7,908,485
Qualcomm	451,526		30,170,967
Texas Instruments	101,672		10,605,406
			63,477,515
Software & Services - 4.7%
First Data, Cl. A	221,016	[b]	5,618,227
Fiserv	65,363	[a,b]	5,612,067
International Business Machines	203,327		25,820,496
Oracle	230,694		11,673,116
Palo Alto Networks	35,321	[b]	7,069,145
Teradata	288,114	[a,b]	9,893,835
			65,686,886
Technology Hardware & Equipment - 4.1%
Cisco Systems	714,477		37,174,238
Corning	724,821		20,903,838
			58,078,076
Telecommunication Services - 3.9%
AT&T	1,435,699		43,903,675
Verizon Communications	193,674		10,526,182
			54,429,857
Transportation - 1.7%
Delta Air Lines	271,328		13,973,392
Union Pacific	64,931		10,829,192
			24,802,584
Utilities - .5%
PPL	236,406		7,035,443
Total Common Stocks (cost $1,248,705,794)			1,384,542,623

Exchange-Traded Funds - 1.0%
Registered Investment Companies - 1.0%
iShares Russell 1000 Value ETF (cost $14,295,803)	118,364		14,152,783
Total Investments (cost $1,263,001,597)	99.4%		1,398,695,406
Cash and Receivables (Net)	.6%		8,040,765
Net Assets	100.0%		1,406,736,171

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At May 31, 2019, the value of the fund’s securities on loan was $62,577,910 and the value of the collateral held by the fund was $64,879,265, consisting of U.S. Government & Agency securities.

b Non-income producing security.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Value Fund

May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Common Stocks†	1,384,542,623	-	-	1,384,542,623
Exchange-Traded Funds	14,152,783	-	-	14,152,783

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit

NOTES

of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2019, accumulated net unrealized appreciation on investments was $135,693,809, consisting of $205,584,278 gross unrealized appreciation and $69,890,469 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.